Condensed Interim Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 1,575,648	$ 1,812,738
Intangible assets	94,046,804	1,184,773
Goodwill		600,000
Investment in a joint venture		619,690
Right-of-use assets	268,350	142,291
Deferred tax assets	584	1,384
Total non-current assets	95,891,386	4,360,876
Current assets
Trade and other receivables	10,357,688	6,289,768
Government grants	607,585	822,073
Contract assets	8,017,715	1,406,015
Amount due from related parties	1,357,069	346,961
Cash and bank balances	26,893,710	6,239,080
Total current assets	47,233,767	15,103,897
TOTAL ASSETS	143,125,153	19,464,773
Equity
Share capital	6,686	2,971
Share premium	262,286,166	125,606,786
Share-based payment reserves	89,494	415,573
Accumulated losses	(166,615,072)	(138,948,686)
Equity/ deficit attributed to equity holders of the Parent	95,767,274	(12,923,356)
Non-controlling interests	(1,163,137)	(1,174,911)
Total equity/ deficit	94,604,137	(14,098,267)
Non-current liabilities
Provision for employees’ end-of-service benefits	1,255,530	831,277
Lease liabilities	260,472	58,437
Government grants	387,250	372,371
Total non-current liabilities	1,903,252	1,262,085
Current liabilities
Trade and other payables	25,588,401	26,204,360
Government grants	154,520	132,948
Contract liabilities	6,040,283	3,458,753
Amount due to shareholders and related parties	12,842,846	1,097,497
Warrant liabilities	1,942,282	1,137,946
Income tax payable		156,991
Bank overdrafts	13,087	7,395
Lease liabilities	36,345	105,065
Total current liabilities	46,617,764	32,300,955
Total liabilities	48,521,016	33,563,040
TOTAL EQUITY AND LIABILITIES	$ 143,125,153	$ 19,464,773